Cover	May 18, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 18, 2021
Entity File Number	001-13992
Entity Registrant Name	RCI HOSPITALITY HOLDINGS, INC.
Entity Central Index Key	0000935419
Entity Tax Identification Number	76-0458229
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	10737 Cutten Road
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77066
City Area Code	(281)
Local Phone Number	397-6730
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	RICK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false